Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Income Taxes [Abstract]
Net operating loss carryforward		$ 18,607	$ 12,737
Accrued expenses		5,861	4,387
Stock compensation expense		4,927	3,479
Property and equipment			2,926
Reserves		3,101	2,759
Federal tax credits		2,558	2,078
Other assets		1,805	478
Tax basis intangibles		794
Deferred rent		873	373
Deferred revenue		552	67
Charitable contributions carryforward		2	80
Total deferred tax assets		39,080	29,364
Capitalized software and website development costs		(9,249)	(7,497)
Property and equipment		(5,401)
Purchased intangibles		(9,751)
Capitalized curriculum development		(11,836)	(6,980)
Returned materials		(3,338)	(2,532)
Investment in Middlebury Interactive Languages		(1,018)	(951)
Total deferred tax liabilities		(40,593)	(17,960)
Deferred tax (liability) asset		(1,513)	11,404
Valuation allowance		(916)	(820)
Net deferred tax (liability) asset		(2,429)	10,584
Current deferred tax assets		7,175	4,672
Deferred tax assets (net of current portion)			5,912
Deferred tax liability (net of current portion)	$ (11,818)	$ (9,604)